Inventories (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Cost of goods sold, inventory	$ 6,211	$ 5,790	$ 3,355
Wrote-off (reversal) of inventory	$ 38	$ 1,339	$ 682